CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2019	$ 53,063	$ (2,821)	$ 8,005	$ 5,316	$ 20,401	$ 83,964
Balance (in shares) at Mar. 31, 2019	17,031,810
Balance (in shares) at Mar. 31, 2019		(1,146,571)
Exercise of stock options, value	$ 80		(16)			64
Exercise of stock options, shares	30,000
Net income (loss)					(1,320)	(1,320)
Dividends ($0.15, $0.18 and $0.2 per share for March 31, 2020, March 31, 2021 and March 31, 2022 respectively)					(2,386)	(2,386)
Balance at Mar. 31, 2020	$ 53,143	$ (2,821)	7,989	5,316	16,695	80,322
Balance (in shares) at Mar. 31, 2020	17,061,810
Balance (in shares) at Mar. 31, 2020		(1,146,571)
Net income (loss)					8,231	8,231
Dividends ($0.15, $0.18 and $0.2 per share for March 31, 2020, March 31, 2021 and March 31, 2022 respectively)					(2,864)	(2,864)
Balance at Mar. 31, 2021	$ 53,143	$ (2,821)	7,989	5,316	22,062	$ 85,689
Balance (in shares) at Mar. 31, 2021	17,061,810
Balance (in shares) at Mar. 31, 2021		(1,146,571)				(1,146,571)
Exercise of stock options, value	$ 59		(16)			$ 43
Exercise of stock options, shares	20,000
Net income (loss)					8,232	8,232
Dividends ($0.15, $0.18 and $0.2 per share for March 31, 2020, March 31, 2021 and March 31, 2022 respectively)					(3,186)	(3,186)
Balance at Mar. 31, 2022	$ 53,202	$ (2,821)	$ 7,973	$ 5,316	$ 27,108	$ 90,778
Balance (in shares) at Mar. 31, 2022	17,081,810
Balance (in shares) at Mar. 31, 2022		(1,146,571)				(1,146,571)